QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 29, 2012
QUARTERLY FINANCIAL DATA

NOTE R – QUARTERLY FINANCIAL DATA (UNAUDITED)

(In thousands, except per share amounts)	First Quarter(1)	Second Quarter(2)	Third Quarter(3)	Fourth Quarter(4)
Fiscal Year Ended December 29, 2012
Net sales	$2,872,809	$2,507,150	$2,692,933	$2,622,760
Gross profit	694,403	572,196	662,672	606,767
Net earnings (loss)	49,499	(57,387)	(61,925)	(7,307)
Net earnings (loss) attributable to Office Depot, Inc.	49,503	(57,382)	(61,916)	(7,316)
Net earnings (loss) available to common stockholders	41,287	(64,281)	(69,566)	(17,485)
Net earnings (loss) per share*:
Basic	$0.14	$(0.23)	$(0.25)	$(0.06)
Diluted	$0.14	$(0.23)	$(0.25)	$(0.06)

*	Due to rounding, the sum of the quarterly earnings per share amounts may not equal the reported earnings per share for the year.
(1)	Net earnings include approximately $68 million of recovery of purchase price income from previous acquisition associated with pension plan and approximately $12 million loss on extinguishment of debt.
(2)	Net earnings include approximately $24 million North American Retail Division fixed asset impairment.
(3)	Net earnings include approximately $88 million North American Retail and International Division asset impairments.
(4)	Net earnings include approximately $9 million North American Retail Division fixed asset impairment.

(In thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter(1)	Fourth Quarter(2)
Fiscal Year Ended December 31, 2011
Net sales	$2,972,960	$2,710,141	$2,836,737	$2,969,695
Gross profit	696,907	615,065	678,021	715,135
Net earnings (loss)	(5,390)	(20,116)	100,849	20,348
Net earnings (loss) attributable to Office Depot, Inc.	(5,414)	(20,114)	100,872	20,350
Net earnings (loss) available to common stockholders	(14,627)	(29,327)	91,659	12,284
Net earnings (loss) per share*:
Basic	$(0.05)	$(0.11)	$0.29	$0.04
Diluted	$(0.05)	$(0.11)	$0.28	$0.04

*	Due to rounding, the sum of the quarterly earnings per share amounts may not equal the reported earnings per share for the year.
(1)	Net earnings include approximately $99 million of tax and related interest benefits from the reversal of uncertain tax positions.
(2)

Fiscal year 2011 includes 53 weeks in accordance with the Company’s 52- week, 53-week retail calendar; accordingly, the fourth quarter includes 14 weeks. Additionally, the fourth quarter includes approximately $24 million of benefits from the reversal of uncertain tax positions and valuation allowances.